SIMPLE AGREEMENTS FOR FUTURE EQUITY NOTES (Details Narrative) - Simple Agreement Future Equity [Member] - Notable Labs Inc [Member] - USD ($) $ in Millions		9 Months Ended
	Jun. 28, 2023	Sep. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds		$ 4.3
Series D1 Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares issued		6,118,198
Series D2 Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds	$ 2.0
Preferred stock, shares issued		5,891,911
Issuance price		$ 6.0